SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of segmented information [Abstract]
SEGMENTED INFORMATION
15.	SEGMENTED INFORMATION

The Company has three operating segments, which are the locations in which the Company operates. The reportable segments are the Company’s Argentinian, Colombian, and American operations. A breakdown of revenues, short-term assets, and long-term assets for each reportable segment as at and for the year ended December 31, 2017. As at December 31, 2016 and 2015, the Company had one operating segment, Colombia.

2017	United States	Argentina	Colombia	Total
	$	$	$	$
Revenues	16,737	65,061	118,700	200,458
Current assets	5,339	111,773	108,653	225,765
Non-current assets	35	2,525,290	355,806	2,881,131